Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001066980
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 11, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 11, 2016
Prospectus Date	rr_ProspectusDate	Jan. 04, 2016